Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Borrowings [Abstract]
Schedule of Contractual Maturity	The contractual maturities of the outstanding principal are summarized below:
Contractual maturity	MXN ’000
Less than 1 year	0
1–2 years	31,713
2–5 years	3,773,787
More than 5 years	-
Total	3,805,500